Company Stock - Schedule of Changes in Net Assets Related to Investments (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Contribution [Line Items]
Total investments, at fair value	$ 1,563,080,656	$ 1,093,145,451
Employer contributions	4,994,445	5,590,533
Total receivables	23,799,073	373,899,753
NET ASSETS AVAILABLE FOR BENEFITS	1,586,879,729	1,467,045,204
EBP, Employer, Common Stock
EBP, Contribution [Line Items]
Total investments, at fair value	84,683,125	105,625,358
Employer contributions	4,994,445	3,895,979
Total receivables	4,994,445	3,895,979
NET ASSETS AVAILABLE FOR BENEFITS	$ 89,677,570	$ 109,521,337